RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

16 RELATED PARTY TRANSACTIONS

16.1 Transactions with related parties

In addition to those related party transactions and balances disclosed elsewhere in the consolidated financial statements, the Group had the following transactions with its related parties during the reporting period:

		Year ended	Year ended	Year ended
	Notes	31 March 2025	31 March 2024	31 March 2023
		USD	USD	USD
Subscription fee income	(a)	42,680	71,333	387,751
Consultancy fee	(b)	260,417	250,000	250,000
Write-off of due from related company	(c)	-	81,347	-
Share-based payments expenses on anti-dilution issuance of Preferred Shares	(d)	369,648	-	-
Finance charges on:
Loan from a related company	(e)	24,548	80,219	60,712
Loans from immediate holding company	(f)	129,423	187,584	78,926
Convertible loan notes	(g)	238,960	266,520	80,822

(a)	During the year ended 31 March 2025, the Group entered into sales agreements with certain shareholders amounting to $42,680 in revenue generated (2024: $71,333; 2023: $387,751).

(b)	During the year ended 31 March 2025, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $260,417 (2024: $250,000; 2023: $250,000).

(c)	During the year ended 31 March 2024, the Group has fully written off the amount due from a related company, Diginex (Holdings) Limited, a company controlled by Rhino Ventures, of $81,347 (2025 and 2023: $Nil).

(d)	In connection with the issuance 151 Preferred Shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 are recognized during the year ended 31 March 2025 (2024 and 2023: $Nil).

(e)

The Group had a loan with a principal of $1,000,000, bore an 8% annual interest charge, due to Diginex (Holdings) Limited.

Upon the Recapitalization, the loan was converted into convertible loan notes with principal of $1,000,000, of which Rhino Ventures holds $517,535 of the principal amount and Working Capital Innovation Fund II L.P., shareholder of the Company, holds $482,465 of the principal amount, and the corresponding interest was recognized as finance charges on convertible loan notes. During the year ended March 31, 2025, interest of $24,548 was accrued (2024: $80,219; 2023: $60,712). The convertible loan notes were converted into ordinary shares on 20 December 2024.

(f)	The Group had a loan outstanding from immediate holding company, Rhino Ventures. The loan bore an 8% annual interest charge and interest of $129,423 was accrued during the year ended 31 March 2025 (2024: $187,584; 2023: $78,926). On January 21, 2025, the loan balance was $3,530,091 and $3,000,000 was capitalized through the issuance of 731,707 Ordinary Shares with the balance of $530,019 being repaid in cash. At 31 March 2025, there was no balance outstanding.

(g)	The Group issued convertible loan notes to the shareholders of the Company. The convertible loan note bore an 8% annual interest charge and interest of $238,960 was accrued during the year ended 31 March 2025 (2024: $266,520; 2023: 80,822). The convertible loan notes were converted into ordinary shares on 20 December 2024.

16.2 Amounts due to a related company/ immediate holding company

As of 31 March 2025, the amount due to a related company, Compass Limited, of $34,579 (2024: $34,579) related to the deposit for the office lease in Monaco. Compass Limited is a company controlled by Rhino Ventures.

As of 31 March 2024, an amount due to immediate holding company, Rhino Ventures, of $5,345,929 related to advance deposits towards the $8,000,000 Capital Raise. On 27 May 2024, the Group completed the Capital Raise, of which $6,059,142 of amount due to Rhino Ventures and $1,940,858 of loans from Rhino Ventures were capitalized into equity. At March 31, 2025, there were no outstanding amounts due to the immediate holding company.

All amounts were unsecured, interest-free and repayable on demand.

16.3 Loans from immediate holding company/ a related company

Loans from an immediate holding company

As of 31 March 2024, loans from an immediate holding company, Rhino Ventures, were unsecured, bearing an interest rate of 8% per annum and were originally repayable on June 30, 2024. At 31 March 2024 the outstanding principal amount was $1,664,483 with accrued interest of $266,510, resulting in a total outstanding balance of $1,930,993.

On 27 May 2024, the Group completed the Capital Raise with Rhino Ventures, of which $6,059,142 of the amount due to Rhino Ventures and $1,940,858 of loans from Rhino Ventures were capitalized into equity. During the period up to the Company IPO, Rhino Ventures continued to fund the Company. The maturity date of the remaining loans was initially extended to September 30, 2024 in May 2024, subsequently to November 31, 2024 in September 2024, and further extended to January 31, 2025 in November 2024.

On September 30, 2024, the Company, DSL and Rhino Ventures entered into a tripartite loan agreement. Under this agreement, Rhino Ventures agreed to capitalize up to $3.5 million of its loan with DSL into Ordinary Shares at the IPO offer price upon the pricing of the IPO.

On January 21, 2025, the outstanding principal and accrued interest amounted to $3,530,019, of which $3,000,000 was capitalized through the issuance of 731,707 Ordinary Shares at the IPO listing price of $4.10. The remaining balance of $530,019 was settled in cash. As of March 31, 2025, there were no outstanding loans from Rhino Ventures.

Loans from a related party

As of 31 March 2024, loan from a related company, Diginex (Holdings) Limited, was unsecured, charging at an interest rate of 8% per annum and was repayable on 31 December 2024. At 31 March 2024, the outstanding principal amount was $1,000,000 (2025: $Nil) and interest accrued on the loan amounted to $140,931 (2025: $Nil) resulting in a total outstanding balance of $1,140,931 (2025: $Nil). In July 2024, the loan was converted into convertible loan notes with a principal of $1,000,000, of which Rhino Ventures holds $517,535 of the principal amount and Working Capital Innovation Fund II L.P. holds $482,465 of the principal amount.

16.4 Key management compensation

	Year ended	Year ended	Year ended
	31 March 2025	31 March 2024	31 March 2023
	USD	USD	USD
Basic salaries, allowances and all benefits-in-kind (a)	1,616,693	1,514,495	1,304,369
Pension costs - defined contribution plans	6,924	7,308	7,885
Share-based payments	782,338	1,324,067	410,912
	2,405,955	2,845,870	1,723,166

(a)	Basic salaries, allowances and all benefits-in-kind include a payment of $260,417 to the Chairman of Diginex. The Chairman is also the controller of a related party, Rhino Ventures Limited.

Key management personnel are considered as senior representatives of the Group.

16.5 Amounts due to key management

At March 31, 2025, expense reimbursement of $68,724 were outstanding to key management personnel (2023: $12,135; 2024: $23,919) and were included in accruals.

16.6 Warrants

In connection with the $8.0 million capital raise in May 2024. Rhino Ventures Limited was issued warrants in DSL. Following the Group restructure, there were 4,170,520 warrants issued and outstanding and exercisable for a period of three years from the date they were issued, May 27, 2024, and are exercisable at a price of US$6.13 per warrant. The warrants, if fully exercised, will result in the issuance of shares equal to 51% of the Company’s outstanding Ordinary Shares at the time the warrants are exercised. This amount will be prorated in the event of partial exercise of the warrants. See note 21.2.

On January 23, 2025, the Company issued Rhino Ventures Limited the IPO Warrants in connection with the IPO. See note 21.2

1.	Tranche 1 - Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $5.13 per share, which expire 6 months from January 23, 2025
2.	Tranche 2 - Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $6.15 per share, which expire 9 months from January 23, 2025
3.	Tranche 3 - Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $7.18 per share, which expire 12 months from January 23, 2025
4.	Tranche 4 - Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $8.20 per share, which expire 15 months from January 23, 2025
5.	Tranche 5 - Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $10.25 per share, which expire 18 months from January 23, 2025
6.	Tranche 6 - Warrants to purchase 2,250,000 Ordinary Shares at an exercise price $12.30 per share, which expire 24 months from January 23, 2025

As at the date of this report, no warrants had been exercised.

16.6 Convertible Loan Notes

The Company issued $4,350,000 convertible loan notes with an 8% coupon, of which all were held by related parties due to their shareholding in the Company. Rhino Ventures held $517,535, HBM IV, Inc. held $2,000,000 and Nalimz Holdings Limited held $1,000,000, Working Capital Innovation Fund II held $582,465 and Hafnia Pte Ltd held $250,000. On December 20, 2024, following the Company’s registration statement being declared effective by the SEC, all these outstanding convertible loan notes with an aggregate face value of $4,350,000 and accrued interest of $751,781, totaling $5,101,781, were converted into Ordinary Shares at a conversion price of $2.17 resulting in the issuance of 2,347,134 Ordinary Shares. See note 18.